Revenue (Tables)	12 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue
The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2022	September 30, 2021

Accounts receivable — billed (net of allowances for doubtful accounts of $16,627 and $20,065 as of September 30, 2022 and 2021, respectively)	$789,611	$704,541
Accounts receivable — unbilled (current)	$157,166	$162,278
Accounts receivable — unbilled (non-current)	$27,417	$38,252

Total Accounts receivable — unbilled	$184,583	$200,530

Deferred revenue (current)	$(253,686)	$(237,374)
Deferred revenue (non-current)	$(69,907)	$(108,675)

Total Deferred revenue	$(323,593)	$(346,049)